Description of Organization and Business Operations - Additional Information (Details) - USD ($)			9 Months Ended
	Mar. 04, 2021	Dec. 31, 2020	Sep. 30, 2021	Oct. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares		30,000,000
Stock issue price		$ 10.00
Proceeds received from initial public offering, gross			$ 345,000,000
Offering costs			$ 7,320,589
Exercise price of warrants		$ 11.50	$ 11.50
Percentage of fair market value of acquisition required, of net assets held in Trust Account		80.00%	80.00%
Minimum percentage of ownership required, post-transaction		50.00%	50.00%
Percentage of restricted redeeming shares		15.00%
Business combination completion period from closing date of initial public offering		24 months	24 months
Maximum per share value of residual assets available for distribution		$ 10.00	$ 10.00
Cash			$ 925,438
Working Capital			300,000
Retained earnings accumulated deficit	$ 23,890,642	$ 14,691	22,247,482		$ 26,912,297	$ 24,466,560
Rigetti Holdings [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Cash		308,707		$ 13,124,285			$ 22,202,388	$ 308,707
Ordinary shares, par value				$ 0.000001			$ 0.000001	$ 0.000001
Retained earnings accumulated deficit				$ 198,397,159			$ 168,889,832	$ 142,762,336
Sponsor [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Proceeds from issuance of warrants		8,000,000.0
Maximum
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Interest to pay dissolution expenses		$ 100,000	$ 100,000
Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued	4,450,000
Exercise price of warrants	$ 2.00
Proceeds from issuance of warrants	$ 8,900,000
Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares	34,500,000
Stock issue price	$ 10.00
Proceeds received from initial public offering, gross	$ 345,000,000.0
Offering costs	19,500,000
Payment of deferred underwriting commissions	12,100,000
Initial Public Offering | Private Placement Warrants
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Stock issue price			$ 10.00
Assets held in trust	$ 345,000,000.0
Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares	4,500,000	34,500,000
Over-Allotment Option | Sponsor [Member]
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Number of warrants issued	4,450,000	4,000,000
Proceeds from issuance of warrants		$ 8,900,000
Class A Ordinary Shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Offering costs			$ 19,011,139
Exercise price of warrants		$ 11.50	$ 11.50
Temporary equity, shares subject to possible redemption price per share		10.00	10.00
Ordinary shares, par value		0.0001	$ 0.0001
Class A Ordinary Shares | Initial Public Offering
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares	34,500,000
Stock issue price	$ 10.00	10.00
Class A Ordinary Shares | Over-Allotment Option
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Sale of units in initial public offering, less allocation to derivative warrant liabilities, shares	4,500,000
Public Shares
Description Of Organization Business Operations And Basis Of Presentation [Line Items]
Temporary equity, shares subject to possible redemption price per share		$ 10.00
Maximum net tangible assets for business combination		$ 5,000,001
Redemption percentage of shares in case of not completing business combination within combination period		100.00%